COLUMBIA FUNDS SERIES TRUST I

Supplement dated June 4, 2008 to the following

Prospectuses and Statements of Additional Information

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia World Equity Fund

Supplement to the Prospectuses and

Statement of Additional Information

dated August 1, 2007

Columbia Core Bond Fund

Supplement to the Prospectuses and

Statement of Additional Information

dated September 1, 2007

Columbia Balanced Fund

Columbia Conservative High Yield Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia Mid Cap Growth Fund

Columbia Real Estate Equity Fund

Columbia Small Cap Growth Fund I

Columbia Strategic Investor Fund

Columbia Technology Fund

Supplement to the Prospectuses and

Statement of Additional Information

dated January 1, 2008

Columbia High Yield Opportunity Fund

Columbia Strategic Income Fund

Supplement to the Prospectuses and

Statement of Additional Information

dated October 1, 2007

Columbia Small Cap Value Fund I

Supplement to the Prospectuses and

Statement of Additional Information

dated November 1, 2007

Columbia Asset Allocation Fund

Columbia Common Stock Fund

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Growth Fund

Columbia Liberty Fund

Columbia Small Cap Core Fund

Supplement to the Prospectuses dated February 1, 2008 and March 31, 2008, and Statement of Additional Information dated March 31, 2008

Columbia Blended Equity Fund

Columbia Bond Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia International Growth Fund

Columbia Mid Cap Value and Restructuring Fund

Columbia Pacific/Asia Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short-Intermediate Bond Fund

Columbia Value and Restructuring Fund

Supplement to the Prospectuses and

Statement of Additional Information

dated March 31, 2008

(each a “Fund” and together the “Funds”)

The second paragraph under the section entitled “Management of the Fund – Primary Service Providers – The Advisor” in the above prospectuses is hereby revised and replaced in its entirety with the following language:

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

Additionally, the following is added to the first paragraph of the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services – Services Provided” in the above Funds’ Statements of Additional Information:

In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. Columbia Management Pte. Ltd. is not registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended. Columbia Management Pte. Ltd. has entered into a Memorandum of Understanding (“MOU”) with the Advisor pursuant to which Columbia Management Pte. Ltd. is considered a “participating affiliate” of the Advisor as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisors to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered investment advisor. Investment professionals from Columbia Management Pte. Ltd. may render portfolio management or research services to clients of the Advisor, including the Fund, under the MOU, and are subject to supervision by the Advisor.

INT-47/154031-0608